Contingent liabilities and legal proceedings - Other continuing matters relating to Dr Mallya and affiliates (Details) $ in Millions									12 Months Ended		48 Months Ended
	Oct. 15, 2020 USD ($)	Oct. 15, 2020 GBP (£)	May 23, 2019 USD ($)	May 23, 2019 GBP (£)	Nov. 16, 2017 USD ($)	Nov. 16, 2017 GBP (£)	Jul. 04, 2013 USD ($)	Jul. 04, 2013 GBP (£)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 GBP (£)	Feb. 25, 2021 instalment
25 February agreement
Disclosure of contingent liabilities [line items]
Number Of Instalments Due | instalment											5
Watson Limited
Disclosure of contingent liabilities [line items]
Damages awarded			$ 135.0	£ 92,000,000
Interest on damages awarded			11.0	8,000,000
Watson Limited | 25 February agreement
Disclosure of contingent liabilities [line items]
Damages claimed					$ 142.0	£ 105,000,000
Percentage of damages claimed					50.00%	50.00%
Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded			$ 67.5	£ 49,000,000
Damages awarded, co-surety percentage			50.00%	50.00%
Interest on damages awarded			$ 5.5	£ 4,000,000
Watson Limited And Continental Administration Services Limited (CASL)
Disclosure of contingent liabilities [line items]
Damages awarded | £		£ 260,000
Loss Contingency, Additional Damages Awarded, Value	$ 6.0	£ 4,000,000
Standard Chartered Bank (SCB) | Diageo Holdings Netherlands BV | Watson Limited | Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Guarantee provided in respect of bank facilities							$ 135.0	£ 92,000,000
Facility payment under guarantee agreement									$ 141.0	£ 101,000,000
Damages claimed					$ 141.0	£ 101,000,000